Business Combinations - Travelmob - Additional Information (Detail)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2013 USD ($) Leases	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Payment made to acquire business, net of cash acquired		$ 17,847,000	$ 17,847,000	$ 205,470,000	$ 16,207,000
Travelmob [Member]
Business Acquisition [Line Items]
Percentage of ownership interest	100.00%			68.50%
Payment made to acquire business, net of cash acquired	$ 20,000,000			$ 11,470,000
Non-controlling interest sold	8,500,000
Business acquisition transaction cost	$ 284,000
Number of rental properties | Leases	14,000
Cash investment	$ 7,000,000
Percentage of interest in outstanding stock	68.50%
Non controlling interest	$ 13,000,000		$ 9,600,000
Non controlling interest ownership percentage	31.50%
Travelmob [Member] | Maximum [Member] | Call Option [Member]
Business Acquisition [Line Items]
Option agreement date			Dec. 31, 2016
Travelmob [Member] | Maximum [Member] | Put Option [Member]
Business Acquisition [Line Items]
Option agreement date			Feb. 01, 2017